Schedule of Investments (unaudited) November 30, 2019	iShares® MSCI Japan Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.2%
Yamato Holdings Co. Ltd.	900	$15,385

Airlines — 0.2%
Japan Airlines Co. Ltd.	600	18,639

Auto Components — 4.1%
Aisin Seiki Co. Ltd.	600	22,683
Bridgestone Corp.	2,400	95,882
Denso Corp.	1,800	80,343
NGK Spark Plug Co. Ltd.	600	12,004
Sumitomo Electric Industries Ltd.	3,300	49,239
Sumitomo Rubber Industries Ltd.	600	7,621
Toyoda Gosei Co. Ltd.	300	7,005
Toyota Industries Corp.	600	35,230
Yokohama Rubber Co. Ltd. (The)	600	12,355

		322,362

Automobiles — 14.1%
Honda Motor Co. Ltd.	6,900	193,245
Isuzu Motors Ltd.	2,400	28,063
Mazda Motor Corp.	2,400	21,258
Mitsubishi Motors Corp.	3,000	13,424
Nissan Motor Co. Ltd.	10,200	63,225
Subaru Corp.	2,700	70,674
Toyota Motor Corp.	9,900	690,496
Yamaha Motor Co. Ltd.	1,200	25,061

		1,105,446

Banks — 11.2%
Aozora Bank Ltd.	600	15,275
Bank of Kyoto Ltd. (The)	300	12,369
Chiba Bank Ltd. (The)	2,400	13,675
Concordia Financial Group Ltd.	4,500	18,245
Fukuoka Financial Group Inc.	600	11,424
Japan Post Bank Co. Ltd.	1,800	17,423
Mebuki Financial Group Inc.	3,900	10,078
Mitsubishi UFJ Financial Group Inc.	52,800	278,730
Mizuho Financial Group Inc.	104,400	161,305
Resona Holdings Inc.	9,300	39,413
Seven Bank Ltd.	900	2,786
Shinsei Bank Ltd.	900	14,160
Shizuoka Bank Ltd. (The)	2,100	15,974
Sumitomo Mitsui Financial Group Inc.	5,700	207,628
Sumitomo Mitsui Trust Holdings Inc.	1,500	57,351

		875,836

Building Products — 0.8%
AGC Inc./Japan	900	32,833
LIXIL Group Corp.	1,200	20,272
TOTO Ltd.	300	13,122

		66,227

Capital Markets — 1.8%
Daiwa Securities Group Inc.	6,600	33,449
Japan Exchange Group Inc.	900	15,294
Nomura Holdings Inc.	14,400	73,729
SBI Holdings Inc./Japan	900	18,681

		141,153

Chemicals — 4.3%
Asahi Kasei Corp.	5,400	60,627
Daicel Corp.	1,200	11,791
JSR Corp.	900	15,919

Security	Shares	Value

Chemicals (continued)
Kuraray Co. Ltd.	1,500	$18,122
Mitsubishi Chemical Holdings Corp.	5,700	42,249
Mitsubishi Gas Chemical Co. Inc.	600	9,380
Mitsui Chemicals Inc.	900	21,557
Nitto Denko Corp.	600	33,641
Showa Denko KK	600	16,015
Sumitomo Chemical Co. Ltd.	6,600	29,773
Teijin Ltd.	900	16,922
Toray Industries Inc.	6,000	39,667
Tosoh Corp.	1,200	17,861

		333,524

Commercial Services & Supplies — 0.9%
Dai Nippon Printing Co. Ltd.	900	24,055
Secom Co. Ltd.	300	25,496
Toppan Printing Co. Ltd.	1,200	23,856

		73,407

Construction & Engineering — 1.4%
JGC Holdings Corp.	900	13,076
Kajima Corp.	1,800	23,718
Obayashi Corp.	3,000	31,778
Shimizu Corp.	1,800	17,226
Taisei Corp.	600	23,532

		109,330

Construction Materials — 0.2%
Taiheiyo Cement Corp.	600	17,341

Consumer Finance — 0.2%
AEON Financial Service Co. Ltd.	600	9,068
Credit Saison Co. Ltd.	600	9,917

		18,985

Containers & Packaging — 0.1%
Toyo Seikan Group Holdings Ltd.	600	10,448

Diversified Financial Services — 1.5%
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,800	11,555
ORIX Corp.	5,700	93,300
Tokyo Century Corp.	300	15,998

		120,853

Diversified Telecommunication Services — 1.7%
Nippon Telegraph & Telephone Corp.	2,700	136,270

Electric Utilities — 1.9%
Chubu Electric Power Co. Inc.	2,700	37,624
Chugoku Electric Power Co. Inc. (The)	1,200	15,856
Kansai Electric Power Co. Inc. (The)	3,000	34,189
Kyushu Electric Power Co. Inc.	1,500	13,204
Tohoku Electric Power Co. Inc.	1,800	17,834
Tokyo Electric Power Co. Holdings Inc.(a)	6,600	28,929

		147,636

Electrical Equipment — 1.4%
Mitsubishi Electric Corp.	7,800	107,659

Electronic Equipment, Instruments & Components — 1.2%
Alps Alpine Co. Ltd.	900	20,308
Hitachi Ltd.	1,500	58,898
Omron Corp.	300	17,615

		96,821

Equity Real Estate Investment Trusts (REITs) — 2.4%
Daiwa House REIT Investment Corp.	9	24,606
Japan Prime Realty Investment Corp.	3	13,656

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Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Japan Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Japan Real Estate Investment Corp.	3	$20,409
Japan Retail Fund Investment Corp.	12	27,318
Nippon Building Fund Inc.	3	22,519
Nippon Prologis REIT Inc.	3	8,046
Nomura Real Estate Master Fund Inc.	18	32,841
Orix JREIT Inc.	6	13,188
United Urban Investment Corp.	12	23,340

		185,923

Food Products — 0.5%
NH Foods Ltd.	300	12,574
Nisshin Seifun Group Inc.	300	5,633
Toyo Suisan Kaisha Ltd.	300	12,930
Yamazaki Baking Co. Ltd.	300	5,498

		36,635

Gas Utilities — 1.0%
Osaka Gas Co. Ltd.	1,800	33,728
Toho Gas Co. Ltd.	300	11,328
Tokyo Gas Co. Ltd.	1,500	36,223

		81,279

Health Care Providers & Services — 0.3%
Medipal Holdings Corp.	900	19,297

Household Durables — 3.9%
Casio Computer Co. Ltd.	600	11,435
Iida Group Holdings Co. Ltd.	600	10,656
Nikon Corp.	1,500	20,560
Panasonic Corp.	9,600	90,468
Sekisui House Ltd.	2,700	58,310
Sony Corp.	1,800	113,480

		304,909

Independent Power and Renewable Electricity Producers — 0.2%
Electric Power Development Co. Ltd.	600	14,382

Industrial Conglomerates — 0.6%
Toshiba Corp.	1,200	43,065

Insurance — 3.6%
Dai-ichi Life Holdings Inc.	4,800	77,275
Japan Post Holdings Co. Ltd.	6,900	64,835
Japan Post Insurance Co. Ltd.	900	15,475
MS&AD Insurance Group Holdings Inc.	2,100	67,904
Sompo Holdings Inc.	600	23,647
Sony Financial Holdings Inc.	300	6,958
T&D Holdings Inc.	2,400	28,228

		284,322

Interactive Media & Services — 0.5%
Z Holdings Corp.	11,700	40,278

IT Services — 1.0%
Fujitsu Ltd.	900	81,782

Leisure Products — 0.1%
Sankyo Co. Ltd.	300	10,136

Machinery — 5.4%
Amada Holdings Co. Ltd.	1,500	16,711
FANUC Corp.	600	114,537
Hino Motors Ltd.	1,200	11,736
Hitachi Construction Machinery Co. Ltd.	600	15,812
IHI Corp.	300	6,994
JTEKT Corp.	600	7,451

Security	Shares	Value

Machinery (continued)
Kawasaki Heavy Industries Ltd.	300	$6,734
Komatsu Ltd.	3,900	91,419
Kubota Corp.	1,500	23,128
Makita Corp.	600	19,834
Mitsubishi Heavy Industries Ltd.	1,500	57,365
NGK Insulators Ltd.	600	9,889
NSK Ltd.	1,500	14,492
Sumitomo Heavy Industries Ltd.	600	17,149
THK Co. Ltd.	300	8,424

		421,675

Marine — 0.2%
Mitsui OSK Lines Ltd.	300	7,862
Nippon Yusen KK	600	10,295

		18,157

Media — 0.4%
Dentsu Inc.	900	32,627

Metals & Mining — 1.7%
Hitachi Metals Ltd.	900	12,591
JFE Holdings Inc.	2,100	26,751
Maruichi Steel Tube Ltd.	300	8,629
Mitsubishi Materials Corp.	300	8,010
Nippon Steel Corp.	3,600	52,779
Sumitomo Metal Mining Co. Ltd.	900	27,252

		136,012

Multiline Retail — 0.5%
Isetan Mitsukoshi Holdings Ltd.	1,500	13,355
J Front Retailing Co. Ltd.	900	11,818
Marui Group Co. Ltd.	600	14,432

		39,605

Oil, Gas & Consumable Fuels — 1.7%
Idemitsu Kosan Co. Ltd.	992	27,067
Inpex Corp.	4,500	43,928
JXTG Holdings Inc.	13,800	61,319

		132,314

Paper & Forest Products — 0.3%
Oji Holdings Corp.	3,900	22,258

Pharmaceuticals — 4.1%
Kyowa Kirin Co. Ltd.	600	12,727
Mitsubishi Tanabe Pharma Corp.	900	16,461
Otsuka Holdings Co. Ltd.	900	39,235
Takeda Pharmaceutical Co. Ltd.	6,300	256,292

		324,715

Real Estate Management & Development — 1.4%
Aeon Mall Co. Ltd.	300	4,819
Daiwa House Industry Co. Ltd.	2,400	73,396
Nomura Real Estate Holdings Inc.	600	14,492
Tokyu Fudosan Holdings Corp.	2,700	18,516

		111,223

Road & Rail — 2.8%
Central Japan Railway Co.	600	121,057
Hankyu Hanshin Holdings Inc.	600	25,751
Kyushu Railway Co.	600	20,409
West Japan Railway Co.	600	52,801

		220,018

Semiconductors & Semiconductor Equipment — 0.2%
SUMCO Corp.	1,200	18,530

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Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Japan Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software — 0.2%
Trend Micro Inc./Japan	300	$16,190

Specialty Retail — 0.2%
Yamada Denki Co. Ltd.	2,700	13,462

Technology Hardware, Storage & Peripherals — 2.5%
Brother Industries Ltd.	900	17,834
Canon Inc.	4,200	116,209
Konica Minolta Inc.	1,800	11,785
Ricoh Co. Ltd.	3,000	30,874
Seiko Epson Corp.	1,200	18,256

		194,958

Tobacco — 1.5%
Japan Tobacco Inc.	5,100	116,172

Trading Companies & Distributors — 5.8%
ITOCHU Corp.	3,000	65,419
Marubeni Corp.	6,900	50,923
Mitsubishi Corp.	3,900	102,067
Mitsui & Co. Ltd.	7,200	127,517
Sumitomo Corp.	5,100	76,796
Toyota Tsusho Corp.	900	31,435

		454,157

Transportation Infrastructure — 0.2%
Kamigumi Co. Ltd.	600	13,292

Security	Shares	Value

Wireless Telecommunication Services — 8.1%
KDDI Corp.	7,500	$214,980
NTT DOCOMO Inc.	5,700	156,306
SoftBank Group Corp.	6,900	267,973

		639,259

Total Common Stocks — 98.5% (Cost: $7,523,021)		7,743,954

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.57%(b)(c)	1,000	1,000

Total Short-Term Investments — 0.0% (Cost: $1,000)		1,000

Total Investments in Securities — 98.5% (Cost: $7,524,021)		7,744,954

Other Assets, Less Liabilities — 1.5%		115,119

Net Assets — 100.0%		$7,860,073

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	1,000	1,000	$1,000	$2	$—	$—

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	7	12/12/19	$108	$3,567

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

3

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Japan Value ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$7,743,954	$—	$—	$7,743,954
Money Market Funds	1,000	—	—	1,000

	$7,744,954	$—	$—	$7,744,954

Derivative financial instruments(a)
Assets
Futures Contracts	$3,567	$—	$—	$3,567

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

4